Financial Liabilities Designated At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Borrowings	¥248,904	¥113,262
Debt securities in issue	249,380	300,844

Total financial liabilities designated at fair value through profit or loss	¥498,284	¥414,106